S000011750 [Member] Performance Management - Payden Cash Reserves Money Market Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	PAST FUND PERFORMANCE:
Performance Narrative [Text Block]
The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated.
Updated performance information for the Fund may be found on the Fund’s internet site at payden.com. Past performance (before and after taxes) is no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance (before and after taxes) is no guarantee of future results.
Performance Information Illustrates Variability of Returns [Text]	The information in the bar chart and table below provides some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year for the periods indicated.
Bar Chart [Heading]	Year by Year Total Returns
Bar Chart Closing [Text Block]	During the ten‑year period, the Fund’s best quarter was 4thQ 2023 (1.30%), and the worst quarter was 1stQ 2022 (0.00%).
Performance Table Heading	Average Annual Returns Through 12/31/25
Money Market Seven Day Yield, Caption [Optional Text]	Call 1‑800‑572‑9336 between 8:00 a.m. and 7:00 p.m. (Eastern Time) for the Fund’s current 7‑day yield.
Money Market Seven Day Yield Phone	1‑800‑572‑9336
Performance Availability Website Address [Text]	payden.com
Payden Cash Reserves Money Market Fund (Investor Class)
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	best quarter
Highest Quarterly Return	1.30%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	worst quarter
Lowest Quarterly Return	none
Lowest Quarterly Return, Date	Mar. 31, 2022